Capital Stock - Summary of Shares of Common Stock Reserved for Future Issuance (Detail) - shares	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	2,871,784	336,738,824
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	579,130	127,508,118
Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	983,388	173,895,796
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	195,706	28,928,930
Options Available for Future Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	1,113,560	6,405,980